Financial Instruments	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Financial Instruments
24.	Financial Instruments

(1)	Capital Managemen t
Sawai sets a basic policy for capital management to maintain the optimum capital composition, which improves capital efficiency securing financial soundness and flexibility to continue corporate value improvement and realize return improvement to shareholders.
Sawai conducts monitoring of financial indices to maintain the optimum capital composition. Sawai continuously monitors its credit rating for soundness and flexibility of finance and return on the interest attributable to owner of the Company (ROE) for its capital efficiency.
There are no material capital regulations applied to Sawai.

(2)	Risk Management Policy
Sawai is exposed to various financial risks (credit risk, market risk and liquidity risk) in performing business activities. Therefore, based on internal rules, Sawai monitors financial risks on a regular basis and carries out measures for avoiding or reducing risks as necessary.
Sawai does not conduct any derivative transactions.

(3)	Credit Risk

1	Overview
Credit risk means the risk of financial losses incurred by Sawai if customers or counterparties of financial instrument transactions cannot perform obligations under contracts, which mainly arises from the receivables and contract assets of Sawai from customers.

(i)	Credit risk management
The credit risk in Sawai arises principally from receivables from customers, which resulted in Sawai mainly focusing on the credit risk management for its trade receivables. Sawai considers that its cash and cash equivalents have low credit risk based on the external credit ratings of banks that hold the cash and cash equivalents.

Sawai has established a credit policy under which each new customer is analyzed individually for creditworthiness before Sawai’s standard payment and delivery terms and conditions are offered. Sawai’s review includes financial statements, industry information and in some cases bank references. Sale limits are established for each customer and reviewed annually. Any increase from those limits requires approval of the person in charge, in accordance with Sawai’s internal policy. In order to limit its exposure to credit risk from trade receivables, Sawai receives cash from small sized customers as guarantee deposits to secure the payment from these customers.

(ii)	Concentration of credit risk
In the Japan Business segment, Sawai sells products mainly through a small number of wholesalers. Total revenue from the top four companies account for approximately 55% of revenue in the Japan Business. Trade receivables with the top four companies were JPY 22,566 million and JPY 31,832 million as of March 31, 2020 and 2021, respectively.

2	Credit Exposure
The maximum exposure to credit risk of financial assets equals to the carrying amount of the financial assets which is net of allowances for ECLs, while there was no material impairment loss in the previous years.

3	Changes in Loss Allowance
Loss allowance for the years ended March 31, 2020 and 2021 were as follows:
Year ended March 31, 2020

	Yen in millions
	Loss allowance measured at the amount equal to lifetime expected credit loss	Loss allowance measured at the amount equal to 12-month expected credit loss	Total
Balance at the beginning of the year	55	—	55
Increased amount during the year	3	—	3
Decreased amount during the year (utilization)	(22)	—	(22)
Decreased amount during the year (reversal)	(16)	—	(16)
Other (Note)	(1)	—	(1)

Balance at the end of the year	19	—	19

(Note) Other mainly includes changes from the effect of foreign exchanges.

Year ended March 31, 2021

	Yen in millions
	Loss allowance measured at the amount equal to lifetime expected credit loss	Loss allowance measured at the amount equal to 12-month expected credit loss	Total
Balance at the beginning of the year	19	—	19
Increased amount during the year	6	—	6
Decreased amount during the year (utilization)	—	—	—
Decreased amount during the year (reversal)	(1)	—	(1)
Other (Note)	(0)	—	(0)

Balance at the end of the year	24	—	24

(Note) Other mainly includes changes from the effect of foreign exchanges.

4	Exposure to Credit Risk for Financial Assets
The following table provides aging analysis of the exposure to credit risk of financial assets at the end of reporting period. The cash and cash equivalents are not included in the table below as the impairment allowance is not material for the cash and cash equivalents:
As of March 31, 2020

	Yen in millions
	Trade receivables and contract assets for which loss allowance is measured at the amount equal to lifetime expected credit loss	Other receivables for which loss allowance is measured at the amount equal to 12-month expected credit loss	Total
Not past due	57,848	802	58,650
Within 30 days	2	51	53
Over 30 days within 60 days	1	—	1
Over 60 days within 90 days	—	—	—
Over 90 days within 1year	—	—	—
Over 1 year	—	—	—

Total	57,851	853	58,704

As of March 31, 2021

	Yen in millions
	Trade receivables and contract assets for which loss allowance is measured at the amount equal to lifetime expected credit loss	Other receivables for which loss allowance is measured at the amount equal to 12-month expected credit loss	Total
Not past due	67,805	2,322	70,127
Within 30 days	—	1	1
Over 30 days within 60 days	—	—	—
Over 60 days within 90 days	3	—	3
Over 90 days within 1year	—	—	—
Over 1 year	—	—	—

Total	67,808	2,323	70,131

5	Details of Security and Other Credit Supplementation
Sawai holds guarantee deposits as a security for some trade receivables. Balance of guarantee deposits recorded in other financial liabilities at the end of reporting period is as follows:

	Yen (in millions)
	March 31,
	2020	2021
Guarantee deposits	2,590	2,635

(4)	Liquidity Risk

1	Overview
Liquidity risk is the risk that Sawai will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. Sawai’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to Sawai’s reputation.

2	Maturity Analysis
Balance by maturity date of financial liabilities of Sawai is as follows (see Note 16 for detail):
As of March 31, 2020

	Yen in millions
	Carrying amount	Contractual cash flow	Within 1 year	Over 1 year within 2 years	Over 2 years within 3 years	Over 3 years within 4 years	Over 4 years within 5 years	Over 5 years
Bonds	19,975	20,149	10,080	59	10,010	—	—	—
Borrowings	55,048	55,316	4,489	3,849	3,131	3,047	3,214	37,586
Refund liabilities	7,989	7,989	7,989	—	—	—	—	—
Guarantee deposits	2,590	2,590	2,590	—	—	—	—	—
Liabilities associated with deferred fixed payments for separately acquired intangible assets	3,189	3,265	762	2,503	—	—	—	—

Total	88,791	89,309	25,910	6,411	13,141	3,047	3,214	37,586

Refund liabilities includes ¥1,748 million of liabilities for right of return and ¥6,241 million of liabilities for rebates as of March 31, 2020. For lease liabilities, please refer to Note 19.

As of March 31, 2021

	Yen in millions
	Carrying amount	Contractual cash flow	Within 1 year	Over 1 year within 2 years	Over 2 years within 3 years	Over 3 years within 4 years	Over 4 years within 5 years	Over 5 years
Bonds	9,991	10,069	59	10,010	—	—	—	—
Borrowings	60,584	62,311	4,110	3,379	3,279	3,439	13,330	34,774
Refund liabilities	7,541	7,541	7,541	—	—	—	—	—
Guarantee deposits	2,635	2,635	2,635	—	—	—	—	—
Liabilities associated with deferred fixed payments for separately acquired intangible assets	2,528	2,546	2,546	—	—	—	—	—

Total	83,279	85,102	16,891	13,389	3,279	3,439	13,330	34,774

Refund liabilities includes 1,769 million of liabilities for right of return and 5,772 million of liabilities for rebates as of March 31, 2021. For lease liabilities, please refer to Note 19.

3	Committed Credit Line
Sawai has committed credit lines with five financial institutions in order to efficiently procure working capital as follows:

	Yen in millions
	March 31,
	2020	2021
Total committed credit lines	16,000	16,000
Usage during the year	—	—

Unused credit lines	16,000	16,000

(5)	Market Risk

1	Overview
Market risk is the risk related to market price changes, including foreign exchange rate, interest rate and stock price, which impacts Sawai’s income or the value of financial instruments held by Sawai. The purpose of market risk management is to maximize returns while managing and controlling exposure to market risk within a tolerable range.

2	Exchange Risk
Sawai is mainly exposed to transactional foreign currency risk to the extent that there is a mismatch between the currencies in which purchases are dominated. The currency in which these transactions are primarily denominated in U.S. dollars. Sawai hedges the estimated foreign currency exposure in its purchase transaction in U.S. dollars by investing a foreign currency deposit in U.S. dollars under its risk management policy.

(i)	Exposure to exchange risk
Summary of quantitative data of Sawai’s exchange risk exposure, which were submitted to Sawai’s management based on the risk management policy, is as follows:

	U.S. Dollars (in thousands)
	March 31,
	2020	2021
Financial assets	846	846
Financial liabilities	(166)	(1,309)

Net amount of exposure in the consolidated statement of financial position	680	(464)

Net amount of exposure	680	(464)

(ii)	Exchange sensitivity analysis
Sawai is exposed mainly to U.S. dollars exchange risk. The strengthening (weakening) of Yen against the U.S. dollars by 10% would have affected the measurement of financial instruments denominated in a foreign currency and affected equity and profit or loss by the amounts shown below (net of tax). This analysis assumes that all other variables, in particular interest rates, remain constant. In this regard, they do not include the impact on translation into Yen for assets, liabilities, revenue and expenses of foreign operations.
Year ended March 31, 2020

Yen in millions
Profit or loss		Equity, net of tax
Strengthening	Weakening	Strengthening	Weakening
(5)	5	(5)	5
Year ended March 31, 2021

Yen in millions
Profit or loss		Equity, net of tax
Strengthening	Weakening	Strengthening	Weakening
4	(4)	4	(4)

3	Interest Rate Risk
Sawai conducts financing by interest-bearing liabilities. Variable interest rate applies to some interest-bearing liabilities, which are exposed to interest rate fluctuation risk.
If the interest rate increases by 1% on the financial instruments issued by Sawai as of the reporting date to which the variable interest rate applies, an impact on net profit or (loss), gross of tax, is JPY (414) million and JPY(376) million in the year ended March 31, 2020 and 2021, respectively. See Note 16 for borrowings with variable interest rate.
Exposure to interest fluctuation risk is as follows:

	Yen in millions
	March 31,
	2020	2021
Borrowings to which variable interest rate applies	41,416	37,584
4	Stock Price Risk

(i)	Exposure to stock price risk
Sawai holds equity securities in certain companies and is exposed to the market price risks. These equity instruments were acquired for the strategic purposes, taking into consideration of various relationships and factors with customers or other business partners. Sawai periodically confirms the validity and reasonableness of holding the instruments, both from strategic and financial perspective.

(ii)	Stock price sensitivity analysis
The following summarizes the impact (net of tax) to the equity of Sawai at the reporting date if equity instruments would have decreased by 10%:

	Yen in millions
	March 31,
	2020	2021
10% change in stock price	(295)	(318)
Equity securities whose fair value classified as Level 3 are not included in the above stock price sensitivity analysis, because the effect is not material.

(6)	Accounting classifications and fair values

1	Calculation Method of Fair Value

(i)	Equity securities
Fair value of equity securities is measured by market price. For investment in private company, fair value is measured using appropriate valuation method based on investees’ financial condition and projections.

(ii)	Bonds and borrowings
Fair value thereof is measured by the method calculating by discounting at the interest rate expected in the case of similar new financing for the total of principal and interest and with the same terms.

2	Fair value Hierarchy Level
Each level is defined as follows:

Level 1:	Market price (unadjusted) of the same assets and liabilities in active markets

Level 2:	Input directly (that is, by price) or indirectly (that is, due to price) observable for assets and liabilities other than market price included in Level 1.

Level 3:	Input about assets and liabilities not based on the observable market data (unobservable input)

The FV level of the financial instrument is the lowest level of inputs used for the measurement that is significant for the entire measurement. Transfer between fair value hierarchy levels is recognized on the day of change of events or situations that caused transfer.

3	Comparison between Fair Value and Carrying Amount

	Yen in millions
	March 31,
	2020		2021
	Carrying amount	Fair value	Carrying amount	Fair value
Financial liabilities measured at amortized cost
Bonds	19,975	20,119	9,991	10,059
Borrowings	55,048	54,252	60,584	60,883

Total	75,023	74,371	70,575	70,942

The carrying amount of financial assets and financial liabilities other than the above is a reasonable approximation of fair value.
The Level of fair value of bonds is classified as Level 2 and level of fair value of borrowings is classified as Level 3.

4	Measurement of Fair Value Recognized in the Consolidated Statement of Financial Position
As of March 31, 2020

	Yen in millions
	Level 1	Level 2	Level 3	Total
Equity instruments measured at FVOCI
Equity securities	4,246	—	1,358	5,604
There was no financial instrument transferred between levels of the fair value hierarchy.
As of March 31, 2021

	Yen in millions
	Level 1	Level 2	Level 3	Total
Debt instruments measured at FVTPL
Redeemable preferred shares	—	—	210	210
Equity instruments measured at FVOCI
Equity securities	4,581	—	1,289	5,870
Total	4,581	—	1,499	6,080
There was no financial instrument transferred between levels of the fair value hierarchy.
The following table illustrates a reconciliation from the beginning to the ending balance for Level 3 financial assets, which solely consists of equity investment in private companies:

	Yen in millions
	March 31,
	2020	2021
Balance at the beginning of the year	1,301	1,358
Gain recognized as changes in fair value of financial instruments measured at FVOCI	68	(72)
Purchases	—	210
Other	(11)	3

Balance at the end of the year	1,358	1,499

Reasonableness of the valuations is reviewed by the accounting department and approved by the department manager.

(7)	Offsetting Financial Assets and Financial Liabilities
Financial assets and liabilities are offset and the net amount is reported in the consolidated statements of financial position where Sawai currently has a legally enforceable right to offset the recognized amounts, and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.

Sawai gives chargeback programs to wholesalers in the United States. Under the term of the agreement, the amounts payable by S
a
wai are offset against receivables from the wholesalers and only the net amounts are settled. Accruals for chargebacks recognized as Refund liabilities are offset against Trade and other receivables in the statements of financial position.
The following table presents the recognized financial instruments that are offset as of March 31, 2020 and 2021:

	Yen in millions
	Effect of offsetting on the statement of financial position
	Gross Amounts	Gross amounts set off	Net amounts presented
As of March 31, 2020
Financial assets:
Trade and other receivables	64,296	(5,611)	58,685
Financial Liabilities:
Refund liabilities	13,600	(5,611)	7,989

As of March 31, 2021
Financial assets:
Trade and other receivables	75,486	(5,379)	70,107
Financial Liabilities:
Refund liabilities	12,920	(5,379)	7,541